Results by business segment (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Disclosure of operating segments

	For the year ended October 31, 2021

(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total	Canada	United States	Other International
Net interest income (2)	$12,621	$2,689	$–	$460	$4,553	$(321)	$20,002	$13,947	$4,447	$1,608
Non-interest income	5,725	10,607	5,600	1,704	5,634	421	29,691	15,454	8,083	6,154
Total revenue	18,346	13,296	5,600	2,164	10,187	100	49,693	29,401	12,530	7,762
Provision for credit losses	(187)	(47)	(1)	(8)	(509)	(1)	(753)	(203)	(277)	(273)
Insurance policyholder benefits, claims and acquisition expense	–	–	3,891	–	–	–	3,891	2,036	–	1,855
Non-interest expense	7,978	9,929	596	1,589	5,427	405	25,924	12,897	9,107	3,920
Net income (loss) before income taxes	10,555	3,414	1,114	583	5,269	(304)	20,631	14,671	3,700	2,260
Income taxes (recoveries)	2,708	788	225	143	1,082	(365)	4,581	3,599	649	333
Net income	$7,847	$2,626	$889	$440	$4,187	$61	$16,050	$11,072	$3,051	$1,927
Non-interest expense includes:
Depreciation and amortization	$923	$883	$59	$197	$497	$4	$2,563	$1,594	$728	$241
Impairment of other intangibles	5	3	1	2	18	–	29	16	11	2

Total assets	$549,702	$148,990	$22,724	$240,055	$692,278	$52,574	$1,706,323	$964,747	$454,949	$286,627
Total assets include:
Additions to premises and equipment and intangibles	$503	$752	$48	$80	$355	$459	$2,197	$1,238	$739	$220

Total liabilities	$549,619	$149,096	$22,966	$239,960	$691,767	$(45,847)	$1,607,561	$866,287	$454,903	$286,371

	For the year ended October 31, 2020

(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management (3)	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1), (3)	Total	Canada	United States	Other International
Net interest income (2)	$12,568	$2,860	$–	$329	$5,135	$(57)	$20,835	$14,185	$4,959	$1,691
Non-interest income	5,163	9,270	5,361	1,982	4,749	(179)	26,346	13,510	6,775	6,061
Total revenue	17,731	12,130	5,361	2,311	9,884	(236)	47,181	27,695	11,734	7,752
Provision for credit losses	2,891	214	–	6	1,239	1	4,351	2,881	949	521
Insurance policyholder benefits, claims and acquisition expense	–	–	3,683	–	–	–	3,683	1,993	–	1,690
Non-interest expense	7,946	9,123	592	1,589	5,362	146	24,758	12,513	8,380	3,865
Net income (loss) before income taxes	6,894	2,793	1,086	716	3,283	(383)	14,389	10,308	2,405	1,676
Income taxes (recoveries)	1,807	639	255	180	507	(436)	2,952	2,516	209	227
Net income	$5,087	$2,154	$831	$536	$2,776	$53	$11,437	$7,792	$2,196	$1,449
Non-interest expense includes:
Depreciation and amortization	$929	$879	$58	$217	$517	$6	$2,606	$1,587	$725	$294
Impairment of other intangibles	–	1	–	7	6	28	42	40	1	1

Total assets	$509,679	$129,706	$21,253	$230,695	$688,054	$45,161	$1,624,548	$911,932	$431,473	$281,143
Total assets include:
Additions to premises and equipment and intangibles	$722	$704	$46	$101	$452	$559	$2,584	$1,454	$706	$424

Total liabilities	$509,682	$129,673	$21,311	$230,618	$688,314	$(41,817)	$1,537,781	$825,034	$431,570	$281,177

(1)	Taxable equivalent basis.
(2)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.
(3)	Effective Q4 2021, gains (losses) on economic hedges of our U.S. share-based compensation plans, which are reflected in revenue, and related variability in share-based compensation expense driven by changes in the fair value of liabilities relating to our U.S. share-based compensation plans have been reclassified from our Wealth Management segment to Corporate Support. Comparative amounts have been reclassified to conform with this presentation.